Deconsolidation of Subsidiaries (Tables)	12 Months Ended
Jun. 30, 2024
Deconsolidation of Subsidiaries
Schedule of fair values of the proceeds received and net assets contributed at carrying value to the SWA and ETX joint ventures, and gain on deconsolidation

	SWA Lithium	Texas Lithium	Total
Fair value consideration received	$20,558	$20,558	$41,116
Financial asset – FID (1)	37,986	26,008	63,994
Fair value of investment	130,209	71,287	201,496
Currency translation differences reclassified to net income (loss) (2)	897	622	1,519
Less: net assets	(41,273)	(40,434)	(81,707)
Gain on deconsolidation of subsidiaries	$148,377	$78,041	$226,418
(1)	The financial asset is comprised of future payments to be received by the Company in connection with the Joint Venture agreements. The receipt of these payments is contingent upon meeting certain milestones. The financial asset is accounted for at fair value. Refer to Note 15 for further information regarding the fair value.
(2)	The cumulative translation adjustment of $1,519 previously recorded to other comprehensive income was reclassified to profit and loss at the time of disposal of the foreign subsidiaries and has been included in the calculation of the total gain on deconsolidation of subsidiaries.